Inventories - Additional Information (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Reserves recorded against inventories	$ 16,031,000	$ 14,190,000
Inventory pledges outstanding	$ 0	$ 0